Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 28, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 28, 2016	Feb. 28, 2015
Columbia Small Cap Index Fund - Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 21,349	$ 20,176	$ 19,031	$ 19,809	$ 19,117	$ 13,080	$ 14,230	$ 13,337	$ 12,140	$ 9,033	$ 10,000
Columbia Small Cap Index Fund - Institutional Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 21,890	20,634	19,411	20,162	19,401	13,247	14,375	13,435	12,202	9,056	10,000
Columbia Small Cap Index Fund - Institutional 2 Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Account Value	$ 21,880	20,633	19,408	20,159	19,398	13,243	14,375	13,433	12,199	9,054	10,000
Columbia Small Cap Index Fund - Institutional 3 Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 21,793	20,540	19,329	20,070	19,311	13,190	14,311	13,376	12,140	9,033	10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000®Index
Account Value	$ 32,076	27,291	21,221	23,085	20,557	15,191	14,210	13,527	11,639	9,216	10,000
S&P SmallCap 600® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600® Index
Account Value	$ 22,360	$ 21,040	$ 19,756	$ 20,473	$ 19,644	$ 13,391	$ 14,506	$ 13,531	$ 12,268	$ 9,090	$ 10,000